Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury 08/15/2043 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury 05/15/2047 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury 02/15/2048 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury 05/15/2052 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury 02/15/2036 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury 05/15/2038 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury 02/15/2039 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury 05/15/2041 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury 05/15/2045 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | JPMorgan Chase & Co. 04/22/2036 5.572% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury 08/15/2043 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury 05/15/2047 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury 02/15/2048 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury 05/15/2052 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury 02/15/2036 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury 05/15/2038 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury 02/15/2039 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury 05/15/2041 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury 05/15/2045 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | JPMorgan Chase & Co. 04/22/2036 5.572% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%